Label	Element	Value
IQ Enhanced Core Bond U.S. ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IQ Enhanced Core Bond U.S. ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that track (before fees and expenses) the price and yield performance of its underlying index, the IQ Enhanced Core Bond U.S. Index (the "Underlying Index").
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a "Secondary Market") may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 265% of the average value of its portfolio. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's Shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	265.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions

Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees & Expenses. Acquired Fund Fees & Expenses represent the Fund’s pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” which means it invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index. The Underlying Index seeks to outperform the U.S. dollar-denominated taxable fixed income universe by using a combination of short- and long-term momentum to overweight and underweight various sectors of the investment grade U.S. fixed income securities market (the “Investment Grade Market”).

The Underlying Index consists of a number of components (“Underlying Index Components”) selected in accordance with IndexIQ LLC’s (“IndexIQ”) rules-based methodology of such Underlying Index. Such Underlying Index Components will include primarily ETFs and/or other exchange-traded vehicles organized in the U.S. (“ETVs”) (such ETFs and ETVs are referred to collectively as “exchange-traded products” or “ETPs”). As of June 20, 2017, the Underlying Index consists of 16 Underlying Index Components. The Fund may invest more than 25% of its assets in an Underlying Index Component. The Fund may also invest in other securities and instruments, including but not limited to futures contracts and swap agreements (collectively, “Financial Instruments”) and bonds. The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, directly or indirectly through ETPs, in bonds, which include all types of debt securities, of U.S. issuers.

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by IndexIQ with New York Life Investment Management LLC (“NYLIM”) acting as index consultant to IndexIQ. The Underlying Index follows a rules-based methodology to construct an index consisting of investments in various sectors of the Investment Grade Market. The sectors of the Investment Grade Market in which the Underlying Index principally invests are:

•	Short-term U.S. Treasuries (1-3 year maturities);

•	Intermediate-term U.S. Treasuries (3-10 year maturities);

•	Long-term U.S. Treasuries (greater than 10 year maturities);

•	Investment grade corporate bonds; and

•	Investment grade mortgage-backed securities.

The Underlying Index weights each of the various sectors of the Investment Grade Market based on the total return momentum of each fixed income sector. Momentum is measured by comparing the average total return index of the fixed income market sector over a short-term period with the sector’s average total return index over a longer-term period, while taking into account the volatility of the sector. Volatility is the standard deviation of returns and measures the amount of fluctuation in a security’s or group of securities’ value over time. The Underlying Index overweighs fixed income sectors with high momentum and underweights fixed income sectors with low momentum. The exposure of the Underlying Index to different sectors of the Investment Grade Market will vary over time. The maximum exposure of the Underlying Index to any single sector of the Investment Grade Market is 50% of the Underlying Index. Over long-term periods, the Underlying Index is expected to have similar volatility to the investment grade U.S. fixed income securities market. However, the Underlying Index’s and Fund’s volatility during certain periods may materially exceed the volatility of the investment grade U.S. fixed income securities market. The Underlying Index rebalances monthly.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund is a “fund of funds” which means it invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index. The Underlying Index seeks to outperform the U.S. dollar-denominated taxable fixed income universe by using a combination of short- and long-term momentum to overweight and underweight various sectors of the investment grade U.S. fixed income securities market (the “Investment Grade Market”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund. The Fund’s Shares will change in value and you could lose money by investing in the Fund. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Funds.”

Asset Class Risk

Securities in the Underlying Index or in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular securities market or other asset classes.

Authorized Participant Concentration Risk

Only certain large institutions (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that those Authorized Participants exit the business or are unable to proceed with creation and/or redemption orders with the Fund and no other Authorized Participant is able to step forward to engage in creation and redemption transactions with the Fund, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Fund of Funds Risk

The Fund’s investment performance, because it is a fund of funds, depends on the investment performance of the ETPs in which it invests.

Underlying Funds Risk

An investment in the Fund is subject to the risks associated with the underlying ETPs that comprise the Fund’s Underlying Index. These risks include:

•	Credit Risk. An issuer or guarantor of a bond might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on a bond when those payments are due (“default”). Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the bond, sometimes dramatically.

•	Interest Rate Risk. The value of bonds may fall when interest rates rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or floating or adjustable interest rates. Many factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, general economic conditions and expectations about the foregoing. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on bonds from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt instruments may result in those broker-dealers restricting their market making activities for certain bonds, which may reduce the liquidity and increase the volatility of such bonds.

•	Mortgage-Backed Securities Risk. Mortgage-backed securities have different risk characteristics than traditional debt securities. Although generally the value of fixed income securities increases during periods of falling interest rates and decreases during periods of rising rates, this is not always the case with mortgage-backed securities. Mortgage-backed securities are subject to prepayment risk. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities.

Exchange Traded Product Risk

The value of the Fund’s investment in ETPs is based on stock market prices and the Fund could lose money due to stock market developments, the failure of an active trading market to develop or exchange trading halts or de-listings.

Index Risk

The performance of the Underlying Index and the Fund may deviate from that of the markets the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track. Securities in the Underlying Index or the Fund’s portfolio may also underperform in comparison to the general securities markets.

Tracking Error Risk

The strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Passive Management Risk

Unlike many investment companies, the Fund seeks to track its Underlying Index and is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from (or was no longer useful in tracking a component of) the Underlying Index.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund. The Fund’s Shares will change in value and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund has not completed a full calendar year and therefore does not report its performance information. Fund performance current to the most recent month-end is available by calling 1-888-474-7725 or by visiting www.IQetfs.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not completed a full calendar year and therefore does not report its performance information.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-474-7725
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.IQetfs.com
IQ Enhanced Core Bond U.S. ETF | IQ Enhanced Core Bond U.S. ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%
Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[2]
Total Annual Fund Operating Expenses After Waiver/Reimbursement	rr_NetExpensesOverAssets	0.32%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2018
1 Year	rr_ExpenseExampleYear01	$ 33
3 Years	rr_ExpenseExampleYear03	114
5 Years	rr_ExpenseExampleYear05	203
10 Years	rr_ExpenseExampleYear10	$ 463

[1]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees & Expenses. Acquired Fund Fees & Expenses represent the Fund's pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.
[2]	IndexIQ Advisors LLC (the "Advisor") has contractually agreed, until August 31, 2018, to waive a portion of its advisory fee equal to 0.05% of average daily net assets.